CASH FLOW STATEMENTS - Schedule of Change in Operating Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of cash flow statement [Abstract]
Change in deposits from banks and repurchase agreements	£ 4,213	£ 8,451	£ 1,404
Change in customer deposits and repurchase agreements	12,365	14,825	37,728
Change in amounts due to fellow Lloyds Banking Group undertakings	(603)	(806)	(1,316)
Change in financial liabilities at fair value through profit or loss	(859)	(380)	(946)
Change in derivative financial instruments	1,248	(3,585)	(1,603)
Change in debt securities in issue	332	(10,569)	(17,138)
Change in other operating liabilities	198	174	(288)
Change in operating liabilities	16,894	8,110	17,841
Increase (decrease) in lease liabilities	£ (150)	£ (182)	£ (163)